Summary of Principal Accounting Policies (Details) - Schedule of Expected Useful Lives of Property and Equipment, Net	Sep. 30, 2022
Furniture, fixtures and equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment useful lives	3 years
Motor vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment useful lives	4 years